BIOLOGICAL ASSETS - Changes (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Changes in balances of biological assets
Balance, beginning of the year	R$ 11,161,210	R$ 10,571,499	R$ 10,571,499
Addition	1,611,674		3,392,975
Depletion	(1,489,460)		(3,094,742)
Transfers	28,292		(23,471)
Gain on fair value adjustment	564,533	R$ 173,733	466,484
Disposal	(136,044)		(93,847)
Other write-offs	(19,348)		(57,688)
Balance, end of the year	R$ 11,720,857		R$ 11,161,210
Effective area of forest from the year of planting	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years